Investment in Receivable Portfolios, Net - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) pool_group	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Initial collection forecast		120 months
Extended collection forecast		180 months
Allowance charges		$ 12,047	$ 94,011	$ 8,322
Reduction in allowance charges		$ 53,283	9,834	15,085
Number of pool groups | pool_group		2
Face value of receivable portfolios		$ 10,100,000	9,800,000
Purchase price of receivable portfolios		$ 1,058,235	$ 906,719	1,023,722
Purchase cost as a percentage of face value		10.50%	9.20%
Estimated future collections at acquisition for receivable portfolios		$ 2,200,000	$ 1,700,000
Zero basis revenue		144,100	$ 138,100	$ 96,400
Europe | Investment in Receivable Portfolios
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance charges	$ 94,000
Reduction in allowance charges		45,700
PUERTO RICO | Investment in Receivable Portfolios
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance charges		$ 11,400